Segment Information (Details 1) (USD $) In Millions	12 Months Ended
	Apr. 30, 2011	Apr. 30, 2010	Apr. 30, 2009
Net sales by geographic region:
Net Sales, United States	$ 1,525	$ 1,529	$ 1,542
Net Sales, geographic region	3,404	3,226	3,192
Europe
Net sales by geographic region:
Net Sales, Europe and Other	909	879	892
Other
Net sales by geographic region:
Net Sales, Europe and Other	$ 970	$ 818	$ 758